RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Related Party Transactions [Abstract]
Management compensation	$ 720,500	$ 720,003	$ 720,923
Share-based expense	81,233	105,792	104,250
Directors' fees	149,000	163,000	163,000
RSU payment	12,904	23,000	0
Total remuneration	$ 963,637	$ 1,011,795	$ 988,173